Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 1,035,674	$ 1,947,142	$ 4,932,048
Restricted cash	26,339,708	29,693,689	25,875,556
Accounts receivable, net	7,122,604	6,929,529	6,939,352
Inventories	3,027	33,598	30,348
Loan receivables due from third parties, net	26,375,018	23,751,471	17,670,652
Due from related parties	1,325	5,941	94,023
Other current assets	72,250	70,910	3,502,550
Other receivables, net	745,964	656,835	3,545,753
Total current assets	61,695,570	63,089,115	62,590,282
Pledged deposits	15,329	48,752	462,835
Property and equipment, net	64,146	77,073	65,073
Intangible assets, net	2,519,491	3,123,394	3,977,867
Right of use assets	103,801	37,313	346,017
Goodwill	267,331	267,331	261,087
Total non-current assets	2,970,098	3,553,863	5,112,879
Total Assets	64,665,668	66,642,978	67,703,161
LIABILITIES
Customer pledged deposits		7,846	7,664
Unearned income	69,099	72,523	130,772
Reserve for financial guarantee losses	430,179	651,341	579,364
Dividends payable	480,000	480,000	480,000
Tax payable	3,012,439	2,614,257	1,767,214
Due to related parties	123,785	123,117	281,369
Warrant liabilities		16,998	13,977
Operating lease liabilities, current portion	58,269	65,498	191,643
Accrued expenses and other liabilities	1,488,507	1,155,903	1,642,060
Bank loans	5,671,758	5,961,460	8,826,054
Total current liabilities	11,334,036	11,148,943	13,920,117
Operating lease liabilities, noncurrent portion	61,172		102,767
Deferred tax liabilities	456,118	544,355	793,848
Total non-current Liabilities	517,290	544,355	896,615
Total Liabilities	11,851,326	11,693,298	14,816,732
Commitments and Contingencies
Shareholders’ Equity
Ordinary Share, value
Additional paid-in capital	3,312,189	3,312,189	3,312,189
Statutory reserve	362,797	362,797	202,592
Accumulated deficit	(14,824,176)	(14,805,802)	(14,330,288)
Accumulated other comprehensive income	1,437,234	3,128,086	2,310,369
Total Roan Holdings Group Co., Ltd.’s Shareholders’ Equity	33,427,882	34,796,729	33,607,921
Noncontrolling interests	19,386,460	20,152,951	19,278,508
Total Equity	52,814,342	54,949,680	52,886,429
Total Liabilities and Equity	64,665,668	66,642,978	67,703,161
Class A Convertible Preferred Shares
Shareholders’ Equity
Convertible preferred shares, value	12,052,106	11,711,727	11,025,327
Class B Convertible Preferred Shares
Shareholders’ Equity
Convertible preferred shares, value	$ 31,087,732	$ 31,087,732	$ 31,087,732